Capital stock - Schedule of Fully Paid Ordinary Shares (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Reconciliation of number of shares outstanding [abstract]
Beginning balance, Number of shares (in shares)	870,109,128	679,702,740	684,252,628
Equity at beginning of period	$ 2,486,968,425	$ 1,639,787,828	$ 1,453,625,407
Vested shares (in shares)	4,257,018	4,156,388	4,161,111
Vested shares	$ 0	$ 0	$ 0
Repurchase of shares (in shares)	(17,231,870)		(8,710,999)
Repurchase of shares	$ (44,165,790)	$ 0
Equity Issuance (in shares)		186,250,000
Equity issuance	0		$ 0
Equity at end of period	$ 2,597,284,183	$ 2,486,968,425	$ 1,639,787,828
Ending balance, Number of shares (in shares)	857,134,276	870,109,128	679,702,740
Capital Stock
Reconciliation of number of shares outstanding [abstract]
Equity at beginning of period	$ 591,600,113	$ 480,623,919	$ 482,858,389
Vested shares	2,475,270	2,204,586	2,014,895
Repurchase of shares	(8,588,126)		(4,249,365)
Equity issuance		108,771,608
Equity at end of period	585,487,257	591,600,113	480,623,919
Additional Paid in Capital
Reconciliation of number of shares outstanding [abstract]
Equity at beginning of period	934,944,456	460,677,234	466,230,183
Vested shares	6,355,460	8,048,945	5,800,994
Repurchase of shares	(35,577,664)		(11,353,943)
Equity issuance		466,218,277
Equity at end of period	$ 905,722,252	$ 934,944,456	$ 460,677,234